Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
Short-term Borrowings	Note 9 — Short-term Borrowings As of December 31, 2023 and 2022, total short-term borrowings outstanding was $110,000 representing a loan owed to a minority shareholder, the loan bears no interest.